Investments (Tables)	6 Months Ended
Jun. 30, 2023
Investments
Summary of investments

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Marketable securities held in trust account	—	268,909	265,156
	—	268,909	265,156